INCOME TAXES (Summary of Federal Net Operating Loss Carryforwards) (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Operating Loss Carryforwards [Line Items]
Amount	$ 7,775,514
Federal Net Operating Loss Carryforward 1 [Member]
Operating Loss Carryforwards [Line Items]
Amount	3,203
Expiration	Sep. 30, 2024
Federal Net Operating Loss Carryforward 2 [Member]
Operating Loss Carryforwards [Line Items]
Amount	7,695
Expiration	Sep. 30, 2025
Federal Net Operating Loss Carryforward 3 [Member]
Operating Loss Carryforwards [Line Items]
Amount	18,447
Expiration	Sep. 30, 2026
Federal Net Operating Loss Carryforward 4 [Member]
Operating Loss Carryforwards [Line Items]
Amount	16,876
Expiration	Sep. 30, 2027
Federal Net Operating Loss Carryforward 5 [Member]
Operating Loss Carryforwards [Line Items]
Amount	17,986
Expiration	Sep. 30, 2028
Federal Net Operating Loss Carryforward 6 [Member]
Operating Loss Carryforwards [Line Items]
Amount	8,596
Expiration	Sep. 30, 2029
Federal Net Operating Loss Carryforward 7 [Member]
Operating Loss Carryforwards [Line Items]
Amount	7,713
Expiration	Sep. 30, 2030
Federal Net Operating Loss Carryforward 8 [Member]
Operating Loss Carryforwards [Line Items]
Amount	64,097
Expiration	Sep. 30, 2031
Federal Net Operating Loss Carryforward 9 [Member]
Operating Loss Carryforwards [Line Items]
Amount	513,914
Expiration	Sep. 30, 2032
Federal Net Operating Loss Carryforward 10 [Member]
Operating Loss Carryforwards [Line Items]
Amount	$ 7,116,987
Expiration	Sep. 30, 2033